share-based compensation - Expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
share-based compensation
Employee benefits expense	$ 47	$ 50	$ 97	$ 88
Associated operating cash outflows	(10)	(11)	(18)	(22)
Statement of cash flows adjustment	37	39	79	66
TELUS technology solutions
share-based compensation
Employee benefits expense	34	34	70	67
Associated operating cash outflows	(6)	(9)	(13)	(18)
Statement of cash flows adjustment	28	25	57	49
TELUS health
share-based compensation
Employee benefits expense	5	3	8	6
Statement of cash flows adjustment	5	3	8	6
TELUS digital experience
share-based compensation
Employee benefits expense	8	13	19	15
Associated operating cash outflows	(4)	(2)	(5)	(4)
Statement of cash flows adjustment	4	11	14	11
Restricted share units
share-based compensation
Employee benefits expense	42	42	83	72
Associated operating cash outflows	(5)	(3)	(5)	(6)
Statement of cash flows adjustment	37	39	78	66
Restricted share units | Restructuring costs | TELUS technology solutions
share-based compensation
Employee benefits expense	42	42	83	68
Employee share purchase plan
share-based compensation
Employee benefits expense	5	8	13	16
Associated operating cash outflows	(5)	(8)	(13)	(16)
Share option awards
share-based compensation
Employee benefits expense			1
Statement of cash flows adjustment			1
Share option awards | TELUS digital experience
share-based compensation
Employee benefits expense	$ (1)		$ 1